INFORMATION ABOUT GEOGRAPHIC AREAS	12 Months Ended
Dec. 31, 2017
INFORMATION ABOUT GEOGRAPHIC AREAS

18. INFORMATION ABOUT GEOGRAPHIC AREAS

Our operations are primarily within the United States, including Puerto Rico, Canada and Mexico. Products are also sold from the United States on an export-only basis to portions of Latin America and the Caribbean Basin. The following tables set forth revenues and long-lived assets by geographical area:

Years Ended December 31,	2017	2016	2015
Revenues:
United States	$3,919,684	$3,813,204	$3,710,977
Canada	269,603	267,220	263,908
Mexico	152,668	140,278	138,354

Total revenues	$4,341,955	$4,220,702	$4,113,239

December 31,	2017	2016
Long-Lived Assets:
United States	$540,136	$467,728
Canada	163,944	155,758
Mexico	5,400	5,317

Total long-lived assets	$709,480	$628,803

Revenues are attributed to countries based on the location of the store from which the sale occurred. Long-lived assets consist primarily of goodwill and intangible assets, property and equipment, and our investment in an unconsolidated entity.